UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       October 15, 2004
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            61
                                          --------------------------
 Form 13F Information Table Value Total:         1,301,388
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    41956  1720209 SH       SOLE                  1720209
AmSurg Corp                    COM                            1150    54304 SH       SOLE                    54304
American Express Co.           COM              025816109     3120    60620 SH       SOLE                    60620
American Power Conv            COM              029066107    14638   841735 SH       SOLE                   841735
Banknorth Group, Inc.          COM              06646R107    23333   666653 SH       SOLE                   666653
Berkshire Hathaway A           COM              084670108    27641      319 SH       SOLE                      319
Berkshire Hathaway B           COM              084670207     9024     3143 SH       SOLE                     3143
Brown & Brown Inc.             COM              115236101    54930  1201968 SH       SOLE                  1201968
CSS Industries Inc             COM              125906107    11517   372244 SH       SOLE                   372244
Callaway Golf Company          COM              131193104      766    72501 SH       SOLE                    72501
Carmax                         COM                           19915   924126 SH       SOLE                   924126
Cato Corp                      COM              149205106     6020   270550 SH       SOLE                   270550
Commonwealth Tel.              COM              203349105    34270   786920 SH       SOLE                   786920
Conmed Corp                    COM              207410101      487    18536 SH       SOLE                    18536
Courier Corp                   COM              222660102     6142   146525 SH       SOLE                   146525
Ethan Allen Interiors          COM              297602104    52136  1500320 SH       SOLE                  1500320
Federated Investors            COM              314211103    36663  1289136 SH       SOLE                  1289136
Florida Rock Industries        COM              341140101     1668    34050 SH       SOLE                    34050
Franklin Resources             COM              354613101     4749    85169 SH       SOLE                    85169
General Electric Co            COM              369604103      612    18229 SH       SOLE                    18229
H&R Block Inc.                 COM              093671105    24794   501700 SH       SOLE                   501700
Hickory Tech Corp              COM              429060106    11213   966548 SH       SOLE                   966548
Hudson River Bancorp           COM              444128102      531    28000 SH       SOLE                    28000
Idex Corporation               COM              45167R104    44570  1312441 SH       SOLE                  1312441
Int'l Speedway                 COM              460335201    46668   935239 SH       SOLE                   935239
John Wiley & Sons              COM              968223206    36062  1128708 SH       SOLE                  1128708
Jones Apparel Group            COM              480074103    23282   650330 SH       SOLE                   650330
Kaydon Corp                    COM              486587108    45125  1568489 SH       SOLE                  1568489
Lincare Holdings Inc           COM              532791100    24163   813300 SH       SOLE                   813300
Littelfuse Inc.                COM              537008104    21554   624205 SH       SOLE                   624205
Liz Claiborne                  COM              539320101    30070   797191 SH       SOLE                   797191
M & T Bank Corp                COM              55261F104    16643   173903 SH       SOLE                   173903
Markel Corp                    COM              570535104    28691    93032 SH       SOLE                    93032
Martin Marietta Mat            COM              573284106    28018   618913 SH       SOLE                   618913
McGrath Rentcorp               COM              580589109     3756   102751 SH       SOLE                   102751
Meredith Corp                  COM              589433101    17422   339090 SH       SOLE                   339090
Mocon Inc Com                  COM              607494101      297    36205 SH       SOLE                    36205
Movie Gallery, Inc.            COM              624581104    25435  1450926 SH       SOLE                  1450926
NBT Bancorp Inc.               COM              628778102      483    20611 SH       SOLE                    20611
North Fork Bancorp             COM              659424105    26857   604198 SH       SOLE                   604198
Outback Steakhouse             COM              689899102    41281   994005 SH       SOLE                   994005
Protective Life Corp.          COM              743674103    44995  1144614 SH       SOLE                  1144614
Renal Care Group Inc.          COM              759930100    23936   742676 SH       SOLE                   742676
Reynolds & Reynolds            COM              761695105    36375  1474480 SH       SOLE                  1474480
Ross Stores Inc.               COM              778296103    38413  1638791 SH       SOLE                  1638791
SCP Pool Corporation           COM              784028102    26213   980308 SH       SOLE                   980308
Servicemaster Co.              COM              81760N109     6271   487662 SH       SOLE                   487662
SouthTrust Corporation         COM              844730101      301     7225 SH       SOLE                     7225
TCF Financial                  COM              872275102    13278   438351 SH       SOLE                   438351
Tennant Co.                    COM              880345103    24774   611255 SH       SOLE                   611255
Trustco Bank Corp              COM              898349105     3196   249302 SH       SOLE                   249302
US Bancorp                     COM              902973304      234     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    40435   793630 SH       SOLE                   793630
Waddell & Reed Finl            COM              930059100     3692   167809 SH       SOLE                   167809
Watson Pharmaceuticals         COM              942683103    21758   738563 SH       SOLE                   738563
White Mtns Insurance           COM              G9618E107    97585   185522 SH       SOLE                   185522
Whole Foods Mkt Inc.           COM              966837106     4380    51050 SH       SOLE                    51050
Yankee Candle Co               COM              984757104     1306    45101 SH       SOLE                    45101
Yum Brands                     COM              988498101    36017   885820 SH       SOLE                   885820
Zebra Technologies A           COM              989207105    29443   482594 SH       SOLE                   482594
Six Flags Inc Pref             PFD              83001p505     1131    54900 SH       SOLE                    54900